Long-term bank loans & Revolving facilities - Terminated Loan Facilities	12 Months Ended
Dec. 31, 2025
Long-term Bank Loans Revolving Facilities - Terminated Loan Facilities
Long-term bank loans & Revolving facilities - Terminated Loan Facilities

Terminated Loan Facilities:

(xxv) DNB $100,000 Facility

On April 10, 2024, the Company entered into a loan agreement with DNB for a loan amount of up to $100,000 (the “DNB $100,000 Facility”). The full amount of the loan was drawn on April 12, 2024 and was used to refinance a senior secured facility assumed in connection with the Eagle Merger . The loan was secured by first priority mortgages on the vessels Crowned Eagle, Imperial Eagle, Gannet Bulker, Grebe Bulker, Halifax Eagle, Star Hamburg, Kingfisher, Star Owl, Star Santos, Star Singapore, Star Southport, Star Stockholm and Star Valencia. In May 2024 and in October 2024 the Company prepaid the amounts of $5,769 and $6,072 in connection with the sale of the vessels Crowned Eagle and Imperial Eagle (Note 6), respectively and in July 2025, the Company prepaid the amount of $4,450 in connection with the sale of the vessel Star Owl (Note 6). In December 2025, the Company prepaid in full the total outstanding loan amount of $65,004 under the DNB $100,000 Facility.

(xxvi) ABN AMRO $97,150 Facility:

On October 27, 2021, the Company entered into an agreement with ABN AMRO, for a loan facility of up to $97,150 (the “ABN AMRO $97,150 Facility”). The amount of $97,150 was drawn on October 29, 2021 and was used to refinance the outstanding amount under the then-existing loan facility. The ABN AMRO $97,150 Facility was available in two tranches. The first tranche of $68,950, was secured by the vessels Star Eva, Star Aphrodite, Star Lydia, Star Nicole and Star Paola and it was repayable in 20 equal quarterly principal payments of $2,250 and a balloon payment of $23,950 payable together with the last installment due in October 2026. The second tranche of $28,200 was secured by the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Nina and Star Kamila, and it was repayable in 12 equal quarterly principal payments of $2,350, maturing in October 2024. In April 2024, the Company prepaid an amount of $4,888 in relation with the first tranche in connection with the sale of the vessel Star Paola. In October 2024, the second tranche of the ABN AMRO $97,150 Facility matured and in January 2025, the Company prepaid in full the then-outstanding loan amount of $35,715 of the first tranche.

9.       Long-term bank loans & Revolving facilities – (continued):

Terminated Loan Facilities – (continued):

(xxvii) DNB $107,500 Facility:

On September 28, 2021, the Company entered into an agreement with DNB for a term loan with one drawing in an amount of up to $107,500 (the “DNB $107,500 Facility”). On September 29, 2021, the maximum amount was drawn and used to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities. The DNB $107,500 Facility was secured by first priority mortgages on the vessels Star Borealis, Star Polaris, Star Glory, Star Luna, Star Astrid, Star Genesis, Star Electra and Star Monica. During the year 2023 the following amounts were prepaid i) $26,207 in aggregate in connection with the sale of the vessels Star Borealis and Star Polaris and ii) $8,023 in connection with the sale of the vessel Star Glory. Following the aforementioned prepayments, the remaining twelve quarterly installments were amended to $2,185 and the balloon payment amended to $19,669. In September 2025, the Company prepaid in full the total outstanding loan amount of $28,410 under the DNB $107,500 Facility.

(xxviii) SEB $39,000 Facility:

On January 22, 2021, the Company entered into a loan agreement with SEB (the “SEB $39,000 Facility”) for the financing of an amount of $39,000. The amount was drawn on January 25, 2021 and used to finance the cash consideration for the acquisition of the vessels Star Bueno, Star Borneo and Star Marilena. In February 2025, the Company prepaid in full the then-outstanding loan amount of $7,800 under the SEB $39,000 Facility.

(xxix) ING Facility:

Under the facility agreement with ING dated September 28, 2018 (the “ING Facility”), as amended and restated throughout the years, the following financing amounts were drawn: i) in October 2018, two tranches of $22,500 each, which were repayable in 28 equal consecutive quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment, which were used to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan, ii) in July 2019, two tranches of $1,400 each, which matured in 2023, were repayable in 16 equal consecutive quarterly installments of $88 each and were used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan, iii) in March 2019 and April 2019 two tranches of $32,100 and $17,400, respectively, which were repayable in 28 equal consecutive quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700, respectively, both due in seven years after the drawdown date, and were used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia, iv) in May 2019 and November 2019, two tranches of $1,400 each, which matured in 2023, were repayable in 16 equal consecutive quarterly installments of $88 each and were used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia, v) in July 2020, six tranches of a total amount of $70,000, which are repayable in 24 equal consecutive quarterly principal payments and were used to refinance all outstanding amounts under the then existing lease agreements of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona, vi) in August 2021, two tranches of $20,000 each, which were repayable in 20 equal consecutive quarterly principal payments of $294 plus a balloon payment of $14,118 due five years after their drawdown and were used to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina, vii) in June 2022, nine tranches ranging from $9,895 to $12,368, which were repayable in 20 equal quarterly principal payments ranging from $261 to $412 plus a balloon payment ranging from $1,649 to $6,746 due five years after their drawdown, and which were used in order to refinance the amounts under the then existing lease agreements of the vessels Star Subaru, Star Bovarius, Star Carioca, Star Capoeira, Star Macarena, Star Lambada and Star Athena acquired from Eneti Inc. and the Star Vega and to refinance the then outstanding loan amount of the vessel Madredeus, viii) in September 2023 an additional tranche of $15,000 which was repayable in 20 quarterly installments of $405 and a balloon payment of $6,892, payable together with the last installment due in September 2028 and was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Lutas and ix) in November 2023, an amount of $62,000 was drawn which was used to finance part of the Second Oaktree Share Repurchase (Note 10).

9.       Long-term bank loans & Revolving facilities – (continued):

Terminated Loan Facilities – (continued):

(xxix) ING Facility – (continued):

In March 2023, the Company prepaid an amount of $18,235, corresponding to the outstanding loan amount of the vessel Star Pavlina following the vessel’s constructive total loss. In November 2023, the Company prepaid an amount of $9,139 corresponding to the outstanding loan amount of the vessel Star Athena following the vessel’s sale. In December 2023, an amount of $3,500 was prepaid and the remaining outstanding loan amount of $58,500 was repayable in one balloon payment due in November 2024. In February 2024, the Company prepaid an amount of $9,111 corresponding to the outstanding loan amount of the vessel Star Bovarius following the vessel’s sale. In 2024, the Company fully prepaid the remaining outstanding amount of $58,500 through the prepayment of $5,000 and of $53,500 in February 2024 and in March 2024, respectively.

In January 2025, the Company repaid in full the total outstanding loan amount of $154,920 under the ING Facility.

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility and general and specific assignments and guaranteed by Star Bulk Carriers Corp. and its subsidiaries.